Shareholders' Equity and Equity incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares Available for Grant
Balance as of December 31, 2020	18,370,826
Balance as of December 31, 2021	17,099,715	18,370,826
Outstanding Share Options
Balance as of December 31, 2020	7,761,657
Balance as of December 31, 2021	6,259,264	7,761,657
2021 Plan
Outstanding Share Options
Balance as of December 31, 2020	7,761,657
Granted	0
Exercised	(1,497,879)
Forfeited	(4,514)
Balance as of December 31, 2021	6,259,264	7,761,657
Exercisable as of December 31, 2021	6,259,264
Weighted Average Exercise Price
Balance as of December 31, 2020	$ 2.56
Exercised	1.83
Forfeited	3.51
Balance as of December 31, 2021	2.74	$ 2.56
Exercisable as of December 31, 2021	$ 2.74
Weighted-Average Remaining Contractual Life (Years)	4 years 6 months 3 days	5 years 5 months 8 days
Weighted- Average Remaining Contractual Life (Years) Exercisable	4 years 6 months 3 days
Aggregate Intrinsic Value
Balance as of December 31, 2020	$ 287,694
Exercised	78,941	$ 48,312	$ 18,991
Balance as of December 31, 2021	324,172	$ 287,694
Exercisable as of December 31, 2021	$ 324,172